Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

October 5, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the following Trust funds, each dated October 4, 2023, do not differ from those contained in Post-Effective Amendment No. 2,675 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 4, 2023:

iShares LifePath Retirement ETF

iShares LifePath Target Date 2025 ETF

iShares LifePath Target Date 2030 ETF

iShares LifePath Target Date 2035 ETF

iShares LifePath Target Date 2040 ETF

iShares LifePath Target Date 2045 ETF

iShares LifePath Target Date 2050 ETF

iShares LifePath Target Date 2055 ETF

iShares LifePath Target Date 2060 ETF

iShares LifePath Target Date 2065 ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary